Accounts receivable from card issuers	12 Months Ended
Dec. 31, 2019
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Accounts receivable from card issuers
8.	Accounts receivable from card issuers
Accounts receivable are amounts due from card issuers regarding the transactions of clients with card holders, performed in the ordinary course of business. Accounts receivable are generally due within 12 months, therefore are all classified as current.

	2019	2018
Accounts receivable from card issuers (a)	13,595,133	9,195,466
Accounts receivable from other acquirers (b)	478,917	54,968
Allowance for expected credit losses	(7,236)	(5,826)

	14,066,814	9,244,608

(a)	Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)	Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
As of December 31, 2019, R$ 3,714,422 of the total Accounts receivable from card issuers are held by FIDC AR 1 and AR 2 (2018 – R$ 2,166,132). Accounts receivable held by FIDCs guarantee the obligations to FIDC quota holders.

The movement in the allowance for expected credit losses of accounts receivable from card issuers is as follows:

	2019	2018
At January 1	5,826	—
Adoption of new accounting standard (IFRS 9)	—	760
Charge for the year	1,771	5,066
Reversal	(361)	—

At December 31	7,236	5,826

Impairment and risk exposure
In addition to complying with the criteria and policies of card associations for accreditation, the Group has a specific policy setting guidelines and procedures for the accreditation and maintenance process of the clients. The Group records an allowance for expected credit losses of accounts receivable from card issuers based on an expected credit loss model covering history of defaults and the expected nature and level of risk associated with receivables. See Note 3.6.1.4 and 4.1 for further details.
Information about the credit quality of accounts receivable and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 27.